Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
18.	SUBSEQUENT EVENTS

In February 2021, the Company entered into a loan agreement with an unrelated third party, to provide loans to the unrelated party with a principal of $900,000, a loan term of 12 months and an interest rate of 2% per annum. The principal and interest will be repaid upon maturity. The loan was made for the purpose of making use of idle cash.

During the year ended December 31, 2020, the Company made a deposit of $223,124 to attend in an auction for a foreclosure property. As of the issuance date of this consolidated financial statements, the Company paid additional $1,213,076 to acquire such foreclosure property for office of its operations.

The Company evaluated subsequent events through April 30, 2021, the date on which these financial statements were issued, and the management determined that other than those that have been disclosed in the consolidated financial statements and subsequent events disclosed above, no subsequent events that require recognition and disclosure in the consolidated financial statements.